Commitments and Contingencies - Schedule of Future Minimum Lease Payments Under Non-cancellable Capital Expenditure (Details) - Jun. 30, 2019	CNY (¥)	USD ($)
Commitments and Contingencies Disclosure [Abstract]
Remainder of 2019	¥ 178,967,000	$ 26,069,483
2020	¥ 36,252,000	$ 5,280,699